Financial Highlights	12 Months Ended
Dec. 31, 2017
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Financial Highlights
8.	Financial Highlights:

Financial highlights for the limited partner class as a whole for the years ended December 31, 2017 (termination of operations for Spectrum Technical), 2016 and 2015 are as follows:

  Tactical Currency

	2017	2016	2015

Per Unit Performance (for a unit outstanding throughout the year): *

Net realized and unrealized gains (losses)	$0.12	$(0.52)	$2.16
Net investment loss	(0.41)	(0.56)	(0.73)

Net increase (decrease) for the year	(0.29)	(1.08)	1.43
Net asset value per Unit, beginning of year	8.84	9.92	8.49

Net asset value per Unit, end of year	$8.55	$8.84	$9.92

Ratios to Average Limited Partners’ Capital:
Net investment loss **	(4.5)%	(5.8)%	(8.0)%

Operating expenses before incentive fees	5.2%	5.2%	5.1%
Incentive fees	- %	0.8%	2.9%

Operating expenses after incentive fees	5.2%	6.0%	8.0%

Total return:
Total return before incentive fees	(3.3)%	(10.1)%	19.9%
Incentive fees	- %	(0.8)%	(3.1)%

Total return after incentive fees	(3.3)%	(10.9)%	16.8%

*

Net investment loss per Unit is calculated by dividing the interest income less total expenses by the average number of Units outstanding during the year. The net realized and unrealized gains (losses) per Unit is a balancing amount necessary to reconcile the change in net asset value per Unit with the other per unit information.

**	Interest income less total expenses.

The above ratios and total return may vary for individual investors based on the timing of capital transactions during the year. Additionally, these ratios are calculated for the limited partner class using the limited partners’ share of income, expenses and average partners’ capital of Tactical Currency and include income and expenses allocated from its investment in Cambridge Master Fund, as applicable.

Spectrum Select

	2017	2016	2015

Per Unit Performance (for a unit outstanding throughout the year): *

Net realized and unrealized gains (losses)	$1.42	$(2.96)	$(0.51)
Net investment loss	(1.14)	(1.43)	(1.74)

Net increase (decrease) for the year	0.28	(4.39)	(2.25)
Net asset value per Unit, beginning of year	23.54	27.93	30.18

Net asset value per Unit, end of year	$23.82	$23.54	$27.93

Ratios to Average Limited Partners’ Capital:
Net investment loss **	(5.0)%	(5.5)%	(5.8)%

Operating expenses before incentive fees	5.7%	5.7%	5.8%
Incentive fees	- %	- %	- %

Operating expenses after incentive fees	5.7%	5.7%	5.8%

Total return:
Total return before incentive fees	1.2%	(15.7)%	(7.5)%
Incentive fees	- %	- %	- %

Total return after incentive fees	1.2%	(15.7)%	(7.5)%

*

Net investment loss per Unit is calculated by dividing the interest income less total expenses by the average number of Units outstanding during the year. The net realized and unrealized gains (losses) per Unit is a balancing amount necessary to reconcile the change in net asset value per Unit with the other per unit information.

**	Interest income less total expenses.

The above ratios and total return may vary for individual investors based on the timing of capital transactions during the year. Additionally, these ratios are calculated for the limited partner class using the limited partners’ share of income, expenses and average partners’ capital of Spectrum Select.

Spectrum Strategic

	2017	2016	2015

Per Unit Performance (for a unit outstanding throughout the year): *

Net realized and unrealized gains (losses)	$(0.32)	$(0.05)	$(1.51)
Net investment loss	(0.47)	(0.57)	(0.57)

Net increase (decrease) for the year	(0.79)	(0.62)	(2.08)
Net asset value per Unit, beginning of year	10.92	11.54	13.62

Net asset value per Unit, end of year	$10.13	$10.92	$11.54

Ratios to Average Limited Partners’ Capital:
Net investment loss **	(4.6)%	(5.1)%	(4.7)%

Operating expenses before incentive fees	5.2%	5.2%	4.7%
Incentive fees	- %	- %	- %

Operating expenses after incentive fees	5.2%	5.2%	4.7%

Total return:
Total return before incentive fees	(7.2)%	(5.4)%	(15.3)%
Incentive fees	- %	- %	- %

Total return after incentive fees	(7.2)%	(5.4)%	(15.3)%

*

Net investment loss per Unit is calculated by dividing the interest income less total expenses by the average number of Units outstanding during the year. The net realized and unrealized gains (losses) per Unit is a balancing amount necessary to reconcile the change in net asset value per Unit with the other per unit information.

**	Interest income less total expenses.

The above ratios and total return may vary for individual investors based on the timing of capital transactions during the year. Additionally, these ratios are calculated for the limited partner class using the limited partners’ share of income, expenses and average partners’ capital of Spectrum Strategic and does not include income and expenses related to its investment in the Funds.

Spectrum Technical (Partnership in Liquidation)

	2017		2016	2015

Per Unit Performance (for a unit outstanding throughout the year): *

Net realized and unrealized gains (losses)	$0.17		$(0.31)	$1.13
Net investment loss	(0.85)		(1.05)	(1.25)

Net increase (decrease) for the year	(0.68)		(1.36)	(0.12)
Net asset value per Unit, beginning of year	17.59		18.95	19.07

Net asset value per Unit, end of year	16.91	***	17.59	18.95
Liquidation redemption per Unit at December 31, 2017	(16.91)		-	-

Ending net asset value per Unit	$-		$17.59	$18.95

Ratios to Average Limited Partners’ Capital:
Net investment loss **	(5.3)%		(5.7)%	(6.5)%

Operating expenses before incentive fees	6.0%		5.6%	5.6%
Incentive fees	0.0%		0.3%	0.9%

Operating expenses after incentive fees	6.0%		5.9%	6.5%

Total return:
Total return before incentive fees	(3.9)%		(6.9)%	0.3%
Incentive fees	0.0%		(0.3)%	(0.9)%

Total return after incentive fees	(3.9)%		(7.2)%	(0.6)%

*

Net investment loss per Unit is calculated by dividing the interest income less total expenses by the average number of Units outstanding during the year. The net realized and unrealized gains (losses) per Unit is a balancing amount necessary to reconcile the change in net asset value per Unit with the other per unit information.

**	Interest income less total expenses.

***	Calculated based on pre-liquidation net asset value per Unit.

The above ratios and total return may vary for individual investors based on the timing of capital transactions during the year. Additionally, these ratios are calculated for the limited partner class using the limited partners’ share of income, expenses and average partners’ capital of Spectrum Technical and include income and expenses allocated from its investment in SECOR Master Fund and Blackwater Master Fund, as applicable.